Commitments and Contingencies - Additional Information (Details) - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	USD ($)
Commitments And Contingencies Disclosure [Line Items]
Capital expenditure commitments	¥ 841,550	$ 132,058
Construction contract termination date	August 2020	August 2020
Others, Net
Commitments And Contingencies Disclosure [Line Items]
Loss contingency accrual	¥ 31,162		$ 4,890
Minimum
Commitments And Contingencies Disclosure [Line Items]
Capital expenditure commitments, period	1 year	1 year
Maximum
Commitments And Contingencies Disclosure [Line Items]
Capital expenditure commitments, period	2 years	2 years